Shareholder Report, Holdings (Details) - BNY Mellon High Yield Fund	Jun. 30, 2024
Class A - DQIAX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Class A - DQIAX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A - DQIAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A - DQIAX | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A - DQIAX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A - DQIAX | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A - DQIAX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class A - DQIAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class A - DQIAX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class A - DQIAX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class A - DQIAX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class A - DQIAX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Class A - DQIAX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Class A - DQIAX | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class A - DQIAX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A - DQIAX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A - DQIAX | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A - DQIAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A - DQIAX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Class C - DQICX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Class C - DQICX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C - DQICX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C - DQICX | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C - DQICX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C - DQICX | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C - DQICX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class C - DQICX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class C - DQICX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class C - DQICX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class C - DQICX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class C - DQICX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Class C - DQICX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Class C - DQICX | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class C - DQICX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C - DQICX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C - DQICX | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C - DQICX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C - DQICX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Class I - DQIRX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
Class I - DQIRX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I - DQIRX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I - DQIRX | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I - DQIRX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I - DQIRX | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I - DQIRX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class I - DQIRX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class I - DQIRX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class I - DQIRX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class I - DQIRX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class I - DQIRX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Class I - DQIRX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Class I - DQIRX | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class I - DQIRX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I - DQIRX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I - DQIRX | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I - DQIRX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I - DQIRX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.80%